N-2	Jun. 06, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001422183
Amendment Flag	false
Securities Act File Number	814-00757
Document Type	8-K
Entity Registrant Name	FS KKR Capital Corp.
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	215
Local Phone Number	495-1150
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On June 6, 2024, FS KKR Capital Corp. (the “Company”) and U.S. Bank Trust Company, National Association (as
successor-in-interest
to U.S. Bank National Association) (the “Trustee”), entered into a Thirteenth Supplemental Indenture (the “Thirteenth Supplemental Indenture”) to the Indenture, dated July 14, 2014, between the Company and the Trustee (the “Base Indenture”; and together with the Thirteenth Supplemental Indenture, the “Indenture”). The Thirteenth Supplemental Indenture relates to the Company’s issuance of $600,000,000 aggregate principal amount of its 6.875% notes due 2029 (the “Notes”).
Long Term Debt, Principal	$ 600,000,000
Long Term Debt, Structuring [Text Block]	The Notes will mature on August 15, 2029 and may be redeemed in whole or in part at the Company’s option at any time or from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 6.875% per year payable semi-annually on February 15 and August 15 of each year, commencing on February 15, 2025. The Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
Long Term Debt, Dividends and Covenants [Text Block]	The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.